Investments Accounted for Using the Equity Method (Tables)	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Summary of Investments in Associates and Joint Ventures
B.5. Investments accounted for using the equity method
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2024), and comprise:

(€ million)	% interest	June 30, 2025	December 31, 2024
OPAL JV Co (a)	48.2	3,239	—
EUROAPI (b)	29.6	82	82
Infraserv GmbH & Co. Höchst KG (c)	31.2	93	102
MSP Vaccine Company (d)	50.0	79	81
Other investments	—	70	51
Total		3,563	316
(a)Following the loss of control of Opella, Sanofi holds 48.2% of OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%), see Note B.1.. As of June 30, 2025, the investment includes a €241 million loan to OPAL JV Co being in substance part of the investment.
(b)The investment in EUROAPI includes an impairment loss booked in prior years determined by reference to the quoted market price (€2.89 as of June 30, 2025, and €2.88 as of December 31, 2024).
(c)Joint venture.
(d)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.
The line item Share of profit/(loss) from investments accounted for using the equity method showed net income of €85 million for the first half of 2025 (versus a net loss of €22 million for the first half of 2024), including €11 million for Sanofi’s share of profits from OPAL JV Co for the period from May 1, 2025 through June 30, 2025.
Summary of Principal Transactions and Balances with Related Parties
The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2025	June 30, 2024
Sales (c) (d)	29	59
Royalties and other income (c) (d)	63	33
Purchases of goods and services (including research expenses) (c) (d)	371	333

(€ million)	June 30, 2025	December 31, 2024
Accounts receivable and other receivables (a)	299	184
Other assets (b)	189	189
Accounts payable and other payables	637	160
(a)    Includes loans to joint ventures and associates.
(b)    In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of June 30, 2025 was €189 million (and was also €189 million as of December 31, 2024).
(c)    Figures for 2024 comparative periods have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(d) For the six months ended June 30, 2025, these amounts include transactions between Sanofi and OPAL JV Co for the period from May 1, 2025 through June 30, 2025.